Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Of Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions	The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2020	2021
	US$	US$
Financial institutions in the mainland PRC
—Denominated in Chinese Renminbi (“RMB”)	5,511,982	7,134,552
—Denominated in USD	1,819,424	8,073,604
Total cash balances held at mainland PRC financial institutions	7,331,406	15,208,156
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	133,911,336	80,904,898
Total cash balances held at the HK S.A.R. financial institutions	133,911,336	80,904,898
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	23,249,640	23,763,838
—Denominated in USD	35,813,863	164,143,913
Total cash and cash equivalents balances held at the UAE financial institutions	59,063,503	187,907,751
Financial institutions in United States
—Denominated in USD	10,127,775	10,176,282
Total cash and cash equivalents balances held at the United States financial institutions	10,127,775	10,176,282
Financial institutions in Singapore
—Denominated in USD	26,449,262	57,288,515
Total cash balances held at the Singapore financial institutions	26,449,262	57,288,515
Total cash and cash equivalents balances held at financial institutions	236,883,282	351,485,602

Schedule of Useful Life of Property Plant and Equipment

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 years
Vehicle	4 years
Office furniture	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedules of Concentration of Risk by Risk Factor

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended December 31,
	2019	2020	2021
A	61%	60%	52%
B	14%	19%	25%

ASC 842 [Member]
Significant Of Accounting Policies [Line Items]
Schedule of Effect on Consolidated Balance Sheet

The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	As of December 31, 2020	Effect of Adoption	As of January 1, 2021
	US$	US$	US$
Operating lease right-of-use assets	—	1,745,150	1,745,150
Operating lease liabilities, current	—	689,799	689,799
Operating lease liabilities, non-current	—	624,926	624,926
Prepayments and other current assets	15,725,424	(430,425)	15,294,999